NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative)						1 Months Ended
	Nov. 10, 2023 USD ($) a	Apr. 20, 2023 USD ($) shares	Dec. 17, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 14, 2021 USD ($) shares	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) a	Apr. 30, 2023 shares	Jul. 31, 2024 $ / shares	Feb. 26, 2024 $ / shares	Oct. 31, 2023 a ft² $ / shares	Oct. 16, 2023	Oct. 31, 2022 ft² $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | a												8,417
Common stock price per share | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares									18,750
Number of sale of stock | shares		100,000							100,000
Sale of stock, consideration received on transaction		$ 6,000,000
A R L O Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | a	960
Payment for acquisition, loan and lease, held-for-investment	$ 2,000,000
Business combination, consideration transferred						$ 25,000	$ 200,000
Finance lease interest percentage						2.25%	2.00%
Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage of working interest									3.02647%			21.91832%
Trio LLC [Member] | Purchase and Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage of working interest					82.75%
Trio LLC [Member] | Mc Cool Ranch Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage of working interest												21.91832%	21.91832%
Heavy Sweet Oil [Member] | A R L O Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | a								960
Business acquisition, description of acquired entity								November 2023, the Company entered into a leasehold acquisition and development option agreement (“ARLO Agreement”) with Heavy Sweet Oil, LLC (“HSO”), which
Percentage of production share						17.75%		20.00%
Payment for acquisition, loan and lease, held-for-investment						$ 1,775,000		$ 2,000,000
Trio LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares					245,000
Business acquisition percentage.				45.00%	45.00%					1.00%		1.00%		29.00%
Trio LLC [Member] | Purchase and Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of land | ft²												9,300		9,300
Payments to acquire businesses net of cash acquired				$ 300,000	$ 300,000
Non interest bearing notes payable			$ 3,700,000	$ 3,700,000
Number of shares issued | shares			245,000	245,000
Common stock price per share | $ / shares			$ 0.0001	$ 0.0001
Purchase of additional of royalties interest percentage				68.62%
Working interest percentage				3.80%					3.00%
Trio LLC [Member] | South Salinas Project [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition increase in percentage of working interest												82.75%
Business acquisition percentage of working interest					82.75%				85.75%			85.75%
Area of land | ft²												9,300
Trio LLC [Member] | South Salinas Project [Member] | Purchase and Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition increase in percentage of working interest										82.75%
Business acquisition percentage of working interest					82.75%
Trio LLC [Member] | Acquisition Of South Salinas Project [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition percentage of working interest									85.775%